ACCRUED EXPENSES (10K) - Information regarding accrued expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Accrued Liabilities [Abstract]
Accrued compensation and related sales commissions		$ 1,268	$ 673
Accrued professional fees		809	301
Accrued taxes and filing fees		795	505
Advanced customer billings		236	390
Accrued rent		2	75
Accrued other		363	213
Accrued expenses, total		3,473	2,157
Less current portion	$ (3,111)	(3,458)	(2,108)
Accrued expenses, less current portion	$ 52	$ 15	$ 49